Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
Acquisitions

Johan Walter Berg AB

In September 2013, we acquired 100 percent of the stock of Johan Walter Berg AB (Berg). Berg is a leading manufacturer of mechanically and electrically driven propulsion systems and marine controls for ships. Headquartered in Öckerö Islands, Sweden, Berg has designed and manufactured heavy-duty marine thrusters and controllable pitch propellers since 1929. Its proprietary systems are employed in maritime applications throughout the world that require precise maneuvering and positioning. With the acquisition, Caterpillar will transition from selling only engines and generators to providing complete marine propulsion package systems. The purchase price, net of $9 million of acquired cash, was approximately $169 million. The purchase price includes contingent consideration, payable in 2016, with a fair value of approximately $7 million. The contingent consideration will be based on the revenues achieved by Berg in the period from January 1, 2013 to December 31, 2015 and is capped at €30 million. The contingent consideration will be remeasured each reporting period at its estimated fair value with any adjustment included in Other operating (income) expenses in Statement 1.

The transaction was financed with available cash. Tangible assets as of the acquisition date were $82 million, recorded at their fair values, and primarily included cash of $9 million, receivables of $13 million, inventories of $32 million and property, plant and equipment of $28 million. Finite-lived intangible assets acquired of $70 million included developed technology, customer relationships, and trade names. The finite lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 11 years. Liabilities assumed as of the acquisition date were $87 million, recorded at their fair values, and primarily included accounts payable of $19 million, customer advances of $31 million and net deferred tax liabilities of $15 million. Goodwill of $113 million, non-deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Factors that contributed to a purchase price resulting in the recognition of goodwill include Berg’s strategic fit into our product portfolio, the opportunity to provide worldwide support to marine operators for a complete, optimized propulsion package, and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Energy & Transportation segment in Note 23. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Black Horse Joint Venture

In December 2012, Caterpillar and Ariel Corporation (Ariel) contributed $70 million each to obtain a 50 percent equity interest in a newly formed company, Black Horse LLC (Black Horse). Immediately upon formation, Black Horse acquired ProSource, a pump manufacturer headquartered in Houston, Texas. The acquisition of ProSource, which designs and manufactures reciprocating pressure pumps, enables Black Horse to serve the well service market. Black Horse will leverage Caterpillar and Ariel engineering and manufacturing expertise to expand ProSource's existing product line to better serve global oil and gas customers. Frac pumps sold through the combined venture are branded and sold under the Caterpillar name and are distributed through the Caterpillar dealer network. Our investment in Black Horse, accounted for by the equity method, is included in Investments in unconsolidated affiliated companies in Statement 3.

ERA Mining Machinery Limited (Siwei)

During the second quarter of 2012, Caterpillar, through its wholly-owned subsidiary Caterpillar (Luxembourg) Investment Co. S.A. (CAT Lux), completed a tender offer to acquire the issued shares of ERA Mining Machinery Limited (Siwei), including its wholly-owned subsidiary Zhengzhou Siwei Mechanical Manufacturing Co., Ltd. In the fourth quarter of 2013, Siwei was renamed Caterpillar (Zhengzhou) Ltd. Substantially all of the issued shares of Siwei, a public company listed on the Hong Kong Exchange, were acquired at the end of May 2012. In October 2012, the remaining shares of Siwei common stock were acquired for approximately $7 million in cash. Siwei primarily designs, manufactures, sells and supports underground coal mining equipment in mainland China and is known for its expertise in manufacturing mining roof support equipment. The acquisition supports Caterpillar's long-term commitment to invest in China in order to support our growing base of Chinese customers and will further expand our underground mining business both inside and outside of China.

The tender offer allowed Siwei shareholders to choose between two types of consideration in exchange for their shares. The alternatives were either cash consideration of HK$0.88 or a HK$1.00 loan note issued by CAT Lux to the former shareholders of Siwei that provided, subject to its terms, for the holder to receive on redemption a minimum of HK$0.75 up to a maximum of HK$1.15 depending on Siwei's consolidated gross profit for 2012 and 2013. Approximately 4 billion Siwei shares were tendered for the cash alternative and approximately 1.6 billion Siwei shares were tendered for the loan note alternative. The purchase price of approximately $677 million was comprised of net cash paid of approximately $444 million ($475 million in cash paid for shares and to cancel share options less cash acquired of $31 million), the fair value of the loan notes of $152 million, approximately $168 million of assumed third-party short term borrowings and notes payable, a loan and interest payable to Caterpillar from Siwei of $51 million, less restricted cash acquired of approximately $138 million. The noncontrolling interest for the outstanding shares not tendered was approximately $7 million.

The transaction was financed with available cash and included the issuance of loan notes to certain former shareholders of Siwei, which had a debt component and a portion that was contingent consideration. The $152 million fair value represented the minimum redemption amount of the debt component payable in April 2013.

Tangible assets as of the acquisition date and after giving effect to the adjustments described below were $598 million, recorded at their fair values, and primarily included cash of $31 million, restricted cash of $138 million, receivables of $184 million, inventories of $77 million and property, plant and equipment of $94 million. Finite-lived intangible assets acquired of $112 million were primarily related to customer relationships and also included trade names. The finite-lived intangible assets are being amortized on a straight-line basis over a weighted average amortization period of approximately 14 years. Liabilities assumed as of the acquisition date and after giving effect to the adjustments described below were $626 million, recorded at their fair values, and primarily included accounts payable of $352 million, third-party short term borrowings and notes payable of $168 million and accrued expenses of $37 million. Additionally, deferred tax liabilities were $25 million. Goodwill of $625 million, substantially all of which is non-deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill will not be amortized, but will be tested for impairment at least annually. Factors that contributed to a purchase price resulting in the recognition of goodwill include expected cost savings primarily from increased purchasing power for raw materials, improved working capital management, expanded underground mining equipment sales opportunities in China and internationally, along with the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Resource Industries segment in Note 23. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

In November 2012, Caterpillar became aware of inventory accounting discrepancies at Siwei which led to an internal investigation. Caterpillar's investigation determined that Siwei had engaged in accounting misconduct prior to Caterpillar's acquisition of Siwei in mid-2012. The accounting misconduct included inappropriate accounting practices involving improper cost allocation that resulted in overstated profit and improper revenue recognition practices involving early and, at times unsupported, revenue recognition. Due to the identified accounting misconduct that occurred before the acquisition, measurement period adjustments were made to the fair value of the acquired assets and assumed liabilities during the fourth quarter of 2012. The fair values presented above are a final allocation of the purchase price and reflect these changes, which are primarily comprised of a decrease in finite-lived intangible assets of $82 million, a decrease in receivables of $29 million, a decrease in inventory of $17 million and a net increase in liabilities of $23 million, resulting in an increase in goodwill of $149 million.

Because of the accounting misconduct identified in the fourth quarter of 2012, Siwei's goodwill was tested for impairment as of November 30, 2012. We determined the carrying value of Siwei, which was a separate reporting unit, exceeded its fair value at the measurement date, requiring step two in the impairment test process.  The fair value of the Siwei reporting unit was determined primarily using an income approach based on the present value of discounted cash flows. We assigned the fair value to the reporting unit's assets and liabilities and determined the implied fair value of goodwill was substantially below the carrying value of the reporting unit's goodwill.  Accordingly, we recognized a $580 million goodwill impairment charge, which resulted in goodwill of approximately $45 million remaining for Siwei. The goodwill impairment was a result of changes in the assumptions used to determine the fair value resulting from the accounting misconduct that occurred before the acquisition. There was no tax benefit associated with this impairment charge. The Siwei goodwill impairment charge was reported in the fourth quarter of 2012 in the Resource Industries segment.

In May 2013, Caterpillar and its wholly-owned subsidiaries CAT Lux and Siwei entered into a settlement agreement with two former directors of Siwei and two other parties with an interest in the settlement, including Mining Machinery Limited (MML). The agreement settles the dispute between the parties which arose from Caterpillar's determination that Siwei senior managers had engaged in accounting misconduct for several years prior to Caterpillar's announcement of the completion of its tender offer for Siwei in the second quarter of 2012.

Under the terms of the settlement agreement, the parties agreed that (i) the loan notes issued by CAT Lux (and guaranteed by Caterpillar) as a portion of the Siwei purchase price and held by MML and (ii) loans made by the two former Siwei directors to Siwei prior to its acquisition by Caterpillar would all be canceled and discharged in exchange for payments by CAT Lux to MML and the two former directors in an aggregate amount of approximately $30 million. As of the settlement in May 2013, the loan notes had a book value of approximately $152 million and the obligation related to the loans by the two former directors was approximately $13 million. The settlement agreement contains a mutual release and discharge of the parties' respective claims with respect to the dispute and contains an agreement by Caterpillar and CAT Lux not to pursue any such claims against either the auditors or former directors of Siwei. The settlement and discharge of the loan obligations resulted in the recognition of a gain of approximately $135 million reported in Other operating (income) expenses in Statement 1 and is included in the Resource Industries segment.

Caterpillar Tohoku Ltd.

In March 2012, we acquired 100 percent of the stock of Caterpillar Tohoku Ltd. (Cat Tohoku). Cat Tohoku was an independently owned and operated dealership providing sales, rental, service and after market support for Caterpillar machines and engines in the northeastern part of Japan. The purchase price, net of $18 million of acquired cash, was approximately $206 million. The purchase price included the assumption of $77 million in third-party debt, as well as $64 million net trade payables due to Caterpillar. We paid approximately $59 million at closing, $22 million in July 2012, and $3 million in March 2013. The acquisition of Cat Tohoku supports Caterpillar's efforts to restructure its distribution network in Japan.

The transaction was financed with available cash. Tangible assets as of the acquisition date were $252 million and primarily included cash of $18 million, receivables of $34 million, inventory of $26 million, and property, plant and equipment of $157 million. Finite-lived intangible assets acquired were $8 million. Liabilities assumed as of the acquisition date were $135 million, recorded at their fair values, and primarily included debt of $77 million and accounts payable of $39 million. Goodwill of $22 million, which is deductible for income tax purposes, represents the excess of cost over the fair value of net tangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the All Other operating segments in Note 23. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.